INCOME TAX EXPENSES - Additional Information (Details) $ in Thousands	Dec. 31, 2022 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 13,843,465
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	381,394
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	281,483
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 13,180,588